Convertible notes payable (Details Narrative) - USD ($)	1 Months Ended
	May 24, 2022	Dec. 31, 2022
Convertible notes payable
Maturity of issued unsecured convertible promissory note	18 months
Principal amount of notes payable	$ 1,075,000
Consideration amount	1,000,000.0
Original issue discount	50,000
Investor legal fee	$ 25,000
Interest rate on notes	8.00%
Common stock share issued		40,257,168
Principal amount of issued share		$ 75,000
Notes balance		$ 1,053,244